Other non-current liabilities - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2015	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Oct. 24, 2019
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Non-current trade payables		$ 1,050		$ 1,139
Deferred tax liabilities		18		429
Deferred tax liabilities through profit and loss		398
Reversal of deferred tax liability through equity		809
License and services agreement estimated value exceeding					$ 35,000
License and services agreement upfront payment					18,000
License and services agreement estimated value quarterly payments					$ 1,800
Agreement financing requirement, net proceeds from new equity, debt or government financing		25,000
Contract liabilities		4,341		11,572
Contract liabilities		8,018		5,812
Israeli Technology Company
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Non-current trade payables		570
Remaining amount to be paid		1,430
Acquired intangible assets
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Trade payables		1,343	$ 619	$ 1,916
Payment period				27 months
Non-current trade payables		480		$ 1,139
License and development services agreement
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Interest expenses on upfront payment		2,539
Net remaining contract liability		11,734
Current contract liabilities		7,393
Non-current contract liabilities		4,341
Contract liabilities		4,341		11,249
Recognized as revenue		7,139
Deferred revenue
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Contract liabilities	$ 1,940	0		323
Contract liabilities recognition term	4 years
Recognized as revenue		364	$ 364
Contract liabilities		$ 445		485
Convertible debts and venture debt - equity component
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Deferred tax liability (asset)				$ 2,591